Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of deposits and related interest expense

	2020	2019

	(Dollars in Thousands)
Deposits:
Demand - non-interest bearing
Domestic	$3,781,277	$2,815,835
Foreign	934,537	730,070
Total demand non-interest bearing	4,715,814	3,545,905
Savings and interest bearing demand
Domestic	2,919,314	2,477,668
Foreign	933,191	790,161
Total savings and interest bearing demand	3,852,505	3,267,829
Time, certificates of deposit $100,000 or more
Domestic	797,692	636,005
Foreign	822,387	827,031
Less than $100,000
Domestic	291,473	302,620
Foreign	241,989	246,644
Total time, certificates of deposit	2,153,541	2,012,300
Total deposits	$10,721,860	$8,826,034

	2020	2019	2018

	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$5,098	$13,462	$11,029
Foreign	1,260	2,917	1,735
Total savings and interest bearing demand	6,358	16,379	12,764
Time, certificates of deposit $100,000 or more
Domestic	8,827	7,804	4,741
Foreign	7,536	9,407	5,798
Less than $100,000
Domestic	1,781	2,232	1,589
Foreign	1,086	1,527	968
Total time, certificates of deposit	19,230	20,970	13,096
Total interest expense on deposits	$25,588	$37,349	$25,860

Scheduled maturities of time deposits

Scheduled maturities of time deposits as of December 31, 2020 were as follows:

Total
(in thousands)
2021	$1,971,433
2022	141,388
2023	28,781
2024	11,205
2025	681
Thereafter	53
Total	$2,153,541

Scheduled maturities of time deposits in amounts of $100,000 or more

Total
(in thousands)
Due within 3 months or less	$606,807
Due after 3 months and within 6 months	385,859
Due after 6 months and within 12 months	498,626
Due after 12 months	129,792
$1,621,084